Other Current Liabilities (Other Current Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Current Liabilities [Abstract]
Accrued employee compensation and related benefits	$ 6,248	$ 5,547
Commissions	4,204	4,177
Advances from customers and deferred revenues	3,589	1,418
Accrued expenses	1,306	1,715
Accrued warranty costs	1,300	1,102
Government institutions	748	763
Due to related parties (see Note 17)		18
Total other current liabilities	17,395	14,740	[1]
Conditional obligation		$ 18

[1]	Reclassified - due to presenting PCB operation as discontinued operation - See Note 19